Key Management Compensation	12 Months Ended
Dec. 31, 2021
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Key Management Compensation
13 – Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Salaries and benefits	$2,588	$1,561

Share-based payments	4,368	4,068

Total key management compensation expense	$6,956	$5,629